Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Supplementary Balance Sheet Information
Deferred revenues	$ 55,991	$ 43,814
Accrued third-party commissions	46,977	34,276
Accrued expenses	25,178	34,260
Dividends payable	24,645	24,886
Accrued interest	22,191	19,330
Other	93,168	69,356
Total	$ 268,150	$ 225,922